INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income Tax Expense
	For the Years Ended
	December 31,
	2015	2014
Current tax expense:
Federal	$-	$-
State	-	-
Current tax expense	-	-

Deferred tax expense (benefit):
Allowance for doubtful accounts	-	-
Depreciation	-	-
Goodwill – Impaired	-	-
Goodwill	511,108	511,108
Valuation Allowance	(1,210,250)	(568,016)
Net operating loss carryforward	699,142	56,908
Subtotal deferred tax expense/(benefit)	-	-
Income tax expense/(benefit)	$-	$-

Schedule of Effective Income Tax Rate Reconciliation
	For the Years Ended
	December 31,
	2015	2014

Computed tax at the expected statutory rate	$1,013,408	$475,407
State and local income taxes, net of federal	196,575	92,260
Other non-deductible expenses	267	349
Return to accrual adjustment	-	-
Valuation Allowance	(1,210,250)	(568,016)
Income tax expense/(benefit)	$-	$-

Schedule of Deferred Tax Assets and Liabilities
	December 31,	December 31,
	2015	2014
Current deferred tax assets (liabilities):
Allowance for doubtful accounts	$-	$-
Bonus accrual	-	-
Vacation accrual	-	-
Total current deferred tax assets (liabilities)	-	-

Long-term deferred tax assets (liabilities):
Goodwill - impaired	2,903,618	2,903,618
Goodwill – tax amortization	(4,478,850)	(3,967,742)
Depreciation	-	-
Net operating loss carryforward	6,275,982	6,975,124
Valuation allowance	(4,700,750)	(5,911,000)
Total long-term deferred tax assets (liabilities)	$-	$-
Net term deferred tax assets (liabilities)	$-	$-